Parent Company Only Condensed Financial Information - Summary of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (7,201,568)	$ (5,575,511)	$ 848,699
Net cash used in (provided by) investing activities	(533,657)	2,265,725	1,222,160
Net cash provided by financing activities	19,149,612	10,743,125	2,278,173
Effect of foreign currency exchange rate changes on cash	(333,295)	(410,966)	(506,594)
Net increase in cash	11,081,092	7,022,373	3,842,438
Cash, cash equivalents and restricted cash at the beginning of the year	15,692,810	8,670,437	4,827,999
Cash, cash equivalents and restricted cash at the end of the year	26,773,902	15,692,810	$ 8,670,437
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(11,697,046)	(77,908)
Net cash used in (provided by) investing activities	365,100	(33,370,232)
Net cash provided by financing activities	18,330,800	34,749,595
Effect of foreign currency exchange rate changes on cash		35
Net increase in cash	6,998,854	1,301,490
Cash, cash equivalents and restricted cash at the beginning of the year	1,301,490
Cash, cash equivalents and restricted cash at the end of the year	$ 8,300,344	$ 1,301,490